RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Balances And Transactions
Lease payments	$ 117	$ 97
Depreciation and interest expense of lease	127	88
Accounts payable	$ 0	$ 5